RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	Year ended December 31,
Nature of transactions	2023		2024		2025
	S$’000		S$’000		S$’000

Ten-League Corporations Pte. Ltd.(1)
- Management fee charged		2,471		1,358		1,327
- Purchase of plant and equipment	884		10		335
- Purchase of spare parts	708		877		2,024
- Purchase of motor vehicles	88		-		-
-Expenses paid on behalf	-		3		12
-Services rendered	-		2		-
- Lease payments in respect of:
Plant and equipment	131
Factory premises	480		1,096		1,234
-Sale of equipment	-		-		1,396
Ten-League Green Energy Pte. Ltd.(2)
- Subcontract costs		373		203		-

These related parties are controlled by the common shareholders of the Company.

(1)	- Ultimate holding company
(2)	- 100% held by Ten-League Corporations Pte Ltd